Inventories	9 Months Ended	12 Months Ended
	Jun. 30, 2020	Sep. 30, 2019
Inventory Disclosure [Abstract]
Inventories
4.	INVENTORIES

Inventories are valued at the lower of cost or net realizable value, and are reduced for slow-moving and obsolete inventory. The inventories cost is recorded at standard cost, which approximates actual cost, on a first-in first-out (“FIFO”) basis. Inventories consisted of the following (in thousands):

	June 30, 2020	September 30, 2019
Raw materials	$34,353	$36,855
Work in process	19,557	19,514
Finished goods	76,716	59,022

Total inventories	$130,626	$115,391

4.	INVENTORIES

Inventories consisted of the following:

	As of September 30,
(In thousands)	2019	2018
Raw materials	$36,855	$35,995
Work in process	19,514	16,009
Finished goods	59,022	58,895

Total inventories	$115,391	$110,899

During the year ended September 30, 2018, the Company developed additional capabilities relating to the potential utilization or sale of off specification finished goods inventory and re-assessed the formulation of manufactured goods and the re-introduction rates of off specification finished goods, once reground into a usable production input. Based on these new manufacturing capabilities and decisions related to the formulations of the Company’s finished goods, the Company performed a review of its off specification finished goods inventory to determine the ability to sell the material based on market interest at the SKU level and volume of the associated SKU. Based on the review, it was determined that a portion of the off specification finished goods material was not salable or usable internally based on its color, dimension, density and/or magnitude of the off specification volume. The items determined not to be salable or usable were written off to zero value. The remaining SKU’s that were determined to be salable or usable internally were revalued down to net realizable value consistent with external market values. The net impact related to the revaluation of certain off specification finished goods inventory that required regrinding was $11.8 million, which was recorded within “Cost of sales” for the year ended September 30, 2018.